COMMON STOCK AND NON-CONTROLLING INTEREST (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Noncontrolling Interest [Line Items]
Beginning balance	$ 23,177,503	$ 9,840,005
Gross amount of dividend accrued	6,303,747	13,781,469
Paid in kind	(16,556,425)	(167,305)
Paid in cash	(100,000)	(276,666)
Ending balance	12,824,825	23,177,503
Common Stock Dividend 2008 [Member]
Noncontrolling Interest [Line Items]
Beginning balance	2,674,125	2,774,125
Gross amount of dividend accrued	0	0
Paid in kind	0	0
Paid in cash	(100,000)	(100,000)
Ending balance	2,574,125	2,674,125
Common Stock Special Dividend 2012 [Member]
Noncontrolling Interest [Line Items]
Beginning balance	6,898,575	6,898,575
Gross amount of dividend accrued	0	0
Paid in kind	(3,964,218)	0
Paid in cash	0	0
Ending balance	2,934,357	6,898,575
Preferred Stock Catch-up Dividend 2012 [Member]
Noncontrolling Interest [Line Items]
Beginning balance	0	167,305
Gross amount of dividend accrued	0	0
Paid in kind	0	(167,305)
Paid in cash	0	0
Ending balance	0	0
Common Stock Dividend 2012 [Member]
Noncontrolling Interest [Line Items]
Beginning balance	12,700,000	0
Gross amount of dividend accrued	0	12,700,000
Paid in kind	(6,288,460)	0
Paid in cash	0	0
Ending balance	6,411,540	12,700,000
Odyssey And Orion Dividend 2013 [Member]
Noncontrolling Interest [Line Items]
Beginning balance	904,803	0
Gross amount of dividend accrued	0	1,081,469
Paid in kind	0	0
Paid in cash	0	(176,666)
Ending balance	904,803	904,803
Preferred Stock Dividend 2014 [Member]
Noncontrolling Interest [Line Items]
Beginning balance	0	0
Gross amount of dividend accrued	6,303,747	0
Paid in kind	(6,303,747)	0
Paid in cash	0	0
Ending balance	$ 0	$ 0